Pensions and other post-retirement benefit obligations Defined benefit plan recognised in balance sheet (Details) - GBP (£) £ in Millions	Sep. 30, 2018	Mar. 31, 2018
Disclosure of defined benefit plans [line items]
Net defined benefit liability	£ (1,424)	£ (1,672)
Net defined benefit asset	1,754	1,409
Surplus (deficit) in plan	330	(263)
Pensions [Member] | Funded [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	(23,601)	(23,747)
Plan assets, at fair value	24,307	23,858
Surplus (deficit) in plan	706	111
Pensions [Member] | Unfunded [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	(318)	(307)
Foreign post-employment benefits [Member]
Disclosure of defined benefit plans [line items]
Other post-employment liabilities	£ (58)	£ (67)